SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENTS

On July 15, 2022, the Company delivered the vessel Nordic Moon to its new owners. In relation to this disposal, the Company repaid $15.8 million of associated borrowings.

On August 30, 2022, the Company declared a dividend of $0.03 cent per share in respect of the results for the second quarter of 2022, which is payable on October 12, 2022.

On September 29, 2022, the Company announced the sale of a Suezmax tanker built in 2003. The vessel will be delivered to its new owner in the fourth quarter of 2022.